Operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating segments
Schedule of non-current assets, except deferred taxes, based on assets geographic location
	December 31, 2023	December 31, 2022	December 31, 2021
Brazil	788,138	819,873	818,221
United States of America	604,036	681,263	58,061
United Kingdom	321,927	331,683	74
Australia	67,580	78,253	8
China	2,543	2,317	2,239
Portugal	642	569	387
Canada	199	280	284
Other countries	1,406	1,858	176
Total	1,786,471	1,916,096	879,450